Restatement of Prior Period Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Restatement of Prior Period Financial Statements (Tables) [Line Items]
Schedule of revision on the company’s financial statements
	As Previously Reported	Adjustments	As Restated
Balance Sheet at March 15, 2021
Common stock subject to possible redemption	$116,095,120	$3,904,880	$120,000,000
Common stock	465	(39)	426
Additional paid-in capital	5,004,068	(4,158,254)	845,814

Balance Sheet at March 31, 2021
Common stock subject to possible redemption	$128,744,590	$4,255,935	$133,000,525
Common stock	459	(43)	416
Additional paid-in capital	5,084,297	(4,255,892)	828,405

Statement of Operations for the three months ended March 31, 2021
Basic and diluted weighted average shares outstanding, common stock subject to redemption	2,059,408	247,259	2,306,667
Basic and diluted weighted average shares outstanding, common stock	3,856,614	(514,481)	3,342,133
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.00	$3.41	$3.41
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(0.02)	$(2.36)	$(2.38)
	As Previously Reported	Adjustments	As Restated
Statement of Changes in Stockholders’ Equity for the three months ended March 31, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$—	$4,779,936	$4,779,936
Accretion of common stock to redemption value	$—	$(13,366,023)	$(13,366,023)

Statement of Cash Flows for the three months ended March 31, 2021
Supplemental disclosure of cash flow information
Initial value of common stock subject to possible redemption	$115,841,700	$8,572,213	$124,413,913
Change in value of common stock subject to possible redemption	$12,902,890	$(12,902,365)	$—
Reclassification of offering costs related to public shares	$—	$(4,779,936)	$(4,779,936)
Accretion of common stock to redemption value	$—	$13,366,023	$13,366,023
Accretion of common stock to redemption value (interest earned on trust account)	$—	$525	$525

Statement of Operations for the six months ended June 30, 2021
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.46	$0.08	$0.54
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(1.00)	$(0.17)	$(1.17)

Statement of Changes in Stockholders’ Equity for the six months ended June 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$2,886,166	$1,893,770	$4,779,936
Accretion of common stock to redemption value	$(11,472,253)	$(1,893,770)	$(13,366,023)

Statement of Cash Flows for the six months ended June 30, 2021
Reclassification of offering costs related to public shares	$(2,886,166)	$(1,893,770)	$(4,779,936)
Accretion of common stock to redemption value	$11,472,253	$1,893,770	$13,366,023

Statement of Operations for the nine months ended September 30, 2021
Basic and diluted net income (loss) per share, common stock subject to redemption	$0.31	$0.06	$0.37
Basic and diluted net income (loss) per share, common stock not subject to redemption	$(0.87)	$(0.14)	$(1.01)
	As Previously Reported	Adjustments	As Restated
Statement of Changes in Stockholders’ Equity for the nine months ended September 30, 2021
Issuance of representative shares – Additional Paid-in-Capital	$3,458	$2,020,963	$2,024,421
Issuance of representative shares – Stockholders’ Equity (Deficit)	3,500	2,020,963	2,024,463
Offering costs charged to the Stockholders’ equity	(428,847)	(2,020,963)	(2,449,810)
Reclassification of offering costs related to public shares	$2,886,166	$1,893,770	$4,779,936
Accretion of common stock to redemption value	$(11,472,253)	$(1,893,770)	$(13,366,023)

Statement of Cash Flows for the nine months ended September 30, 2021
Reclassification of offering costs related to public shares	$(2,886,166)	$(1,893,770)	$(4,779,936)
Accretion of common stock to redemption value	$11,472,253	$1,893,770	$13,366,023

Schedule of statement of operations and comprehensive loss
	For the Nine Months Ended September 30,
	2021	2020
Other expense, net
Interest income	$6	$160
Change in fair value of derivative and warrant liability	(3,791)	(1,893)
Loss on extinguishment of convertible note	—	(3,775)
Other expense, net	(496)	(40)
Total other expense, net	$(4,281)	$(5,548)

SoundHound, Inc. [Member]
Restatement of Prior Period Financial Statements (Tables) [Line Items]
Schedule of balance sheet
	Balance as at December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Consolidated Balance Sheet:
Cash and cash equivalents(d)	$24,725	$(91)	$—	$24,634
Short-term investments	13,585	—	—	13,585
Accounts receivable, net of allowance(a)	1,707	4,006	(46)	5,667
Prepaid expenses and other current asset(a)	1,344	—	46	1,390
Total current assets	41,361	3,915	—	45,276

Restricted cash	1,520	—	—	1,520
Property and equipment, net	14,053	—	—	14,053
Deferred tax asset(f)	—	2,424	—	2,424
Other assets	883	—	—	883
Total assets	$57,817	$6,339	$—	$64,156

Current liabilities
Accounts payable	$2,161	$—	$1	$2,162
Accrued liabilities(e)	5,214	—	(1,853)	3,361
Value-added tax liability(e)	—	—	1,692	1,692
Income tax payable(f)	—	2,424	—	2,424
Capital lease obligation	2,981	—	—	2,981
Deferred rent(e)	271	—	(90)	181
Deferred revenue(a)	8,821	(628)	—	8,193
Total current liabilities	19,448	1,796	(250)	20,994

Capital lease obligation, non-current	3,345	—	—	3,345
Deferred rent, non-current(e)	1,696	—	(592)	1,104
Deferred revenue, non-current(a)	2,521	14,209	—	16,730
Warrant liability(b)	4,977	(1,629)	—	3,348
Other liabilities(a)(c)	—	1,003	842	1,845
Total liabilities	31,987	15,379	—	47,366

Redeemable convertible preferred stock	223,641	—	—	223,641
Stockholders’ deficit
Common stock	1	—	—	1
Additional paid in capital	25,936	—	—	25,936
Accumulated other comprehensive loss	(6)	—	—	(6)
Accumulated deficit(a)(b)(c)(d)	(223,742)	(9,040)	—	(232,782)
Total stockholders’ deficit	(197,811)	(9,040)	—	(206,851)
Total liabilities, redeemable convertible preferred stock and stockholders’ deficit	$57,817	$6,339	$—	$64,156
	Balance as at December 31, 2019
	(in thousands)
	As previously reported	Restatement Impacts	As Restated
Consolidated Balance Sheet
Assets
Accounts receivable	$1,707	$3,960	$5,667
Prepaid expenses and other current assets	1,344	46	1,390
Liabilities
Deferred revenue – current	8,821	(628)	8,193
Deferred revenue, non-current	2,521	14,209	16,730
Deposit liabilities	—	616	616

Schedule of statement of operations and comprehensive loss
	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Consolidated Statement of Operations and Comprehensive Loss:
Revenues(a)	$12,106	$(4,429)	$—	$7,677
Cost of revenues	(4,515)	—	—	(4,515)
Gross profit	7,591	(4,429)	—	3,162
Operating expenses
Sales and marketing	5,392	—		5,392
Research and development	47,769	—		47,769
General and administrative(c)	14,191	384	—	14,575
Total operating expenses	67,352	384	—	67,736
Loss from operations	(59,761)	(4,813)	—	(64,574)
Other income (expense)
Interest income, net	919	—	—	919
Other expense, net(b)(d)	(2,093)	1,534	—	(559)
Total other income, net	(1,174)	1,534	—	360
Loss before provision for income taxes	(60,935)	(3,279)	—	(64,214)
Provision for income taxes	253	—	—	253
Net loss(a)(b)(c)(d)	(61,188)	(3,279)	—	(64,467)
Other comprehensive gain
Unrealized holding gain on available-for-sale securities	31	—	—	31
Comprehensive loss	$(61,157)	$(3,279)	$—	$(64,436)
	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Restatement Impacts	As Restated
Consolidated Statement of Operations and Comprehensive Loss
Revenue
Hosting and professional services	$9,851	$(9,851)	—
License and other	2,182	(2,182)	—
Maintenance and support	73	(73)	—
Hosted service	—	4,190	4,190
Professional Services	—	2,361	2,361
Traffic Monetization	—	1,126	1,126
Total Revenue	12,106	(4,429)	7,677
Gross Profit	$7,591	$(4,429)	$3,162

Schedule of statement of stockholders’ equity
	Derivative Liability	Warrant Liability
Balance, December 31, 2019	$—	$3,348
Initial fair value of the redemption feature	6,481	—
Warrant exercise	—	(1,931)
Extinguishment of derivative liability associated with May Note (See Note 8)	(5,360)	—
Change in fair value	1,259	587
Balance, December 31, 2020	$2,380	$2,004

	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Stockholders’ Equity (Deficit)
Balance, beginning of year	$(138,948)			$(138,948)
Cumulative effect adjustment from adoption of Topic 606(a)	(1,186)	(5,761)	—	(6,947)
Balance, beginning of year as restated	(140,134)	(5,761)	—	(145,895)
Issuance of common stock upon exercise of stock options	152			152
Other comprehensive gain	31			31
Stock-based compensation	3,328			3,328
Net loss(a)(b)(c)(d)	(61,188)	(3,279)		(64,467)
Balance, December 31, 2019	$(197,811)	$(9,040)	$—	$(206,851)

Schedule of statement of cash flow
	Period from January 1, 2019 to December 31, 2019
	(in thousands)
	As previously reported	Adjustments Due to Errors	Reclassification Entries	As Restated
Consolidated Statement of Cash Flows:
Cash flows from operating activities
Net loss(a)(b)(c)(d)	(61,188)	(3,279)	—	(64,467)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,671	—	—	4,671
Stock based compensation	3,328	—	—	3,328
Accretion of investment discount	(140)	—	—	(140)
Change in fair value of warrant liability(b)	2,061	(1,633)	—	428
Loss on disposal of fixed assets	8	—	—	8
Changes in operating assets and liabilities:
Accounts receivable, net(a)	(709)	1,173	(414)	50
Prepaid expenses and other assets(a)	(196)	(82)	444	166
Deferred costs	30		(30)	—
Accounts payable	890		1	891
Accrued expenses(a)(c)(e)	1,904	1,003	681	3,588
Deferred rent(e)	100		(682)	(582)
Deferred revenue(a)	3,299	2,727		6,026
Net cash used in operating activities	(45,942)	(91)	—	(46,033)

Cash flows from investing activities
Purchase of property and equipment	(5,109)	—	—	(5,109)
Purchase of short-term investments	(18,570)	—	—	(18,570)
Maturities of short-term investments	32,000	—	—	32,000
Net cash provided by investing activities	8,321	—	—	8,321

Cash flows from financing activities
Issuance of common stock	152	—	—	152
Payment of capital lease obligations, net	(2,480)	—	—	(2,480)
Net cash used in financing activities	(2,328)	—	—	(2,328)

Net decrease in cash, cash equivalents and restricted cash	(39,949)	(91)	—	(40,040)
Cash, cash equivalents and restricted cash, beginning of year	66,424			66,424
Cash, cash equivalents and restricted cash, end of year	26,475	(91)	—	26,384

Schedule of financial statement
	(inthousands)
	As reported			Restatement impact	As Restated
	Balance as of December 31, 2018	Cumulative Impact from Adopting Topic 606	Balance as of January 1, 2019	Impact of 606 restatement adjustment	Balance as of January 1, 2019 – as restated
Assets
Unbilled receivable	$459	$(215)	$244	$130	$374
Accounts receivable	754	—	754	982	1,736
Deferred costs – App Store commissions	39	(88)	(49)	—	(49)
Liabilities
Contract liability	7,161	883	8,044	6,873	14,917
Equity
Accumulated deficit	$161,368	$1,186	$162,554	$5,761	$168,315